Principal Accounting Policies - Schedule of Assets, Liabilities, Result of Operations and Cash Flows of VIEs and its Subsidiaries (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)		Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)		Dec. 31, 2019 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Current assets:
Cash and cash equivalents	¥ 240,351			¥ 494,475		¥ 347,817	$ 37,716
Restricted cash	75,500			100,316			11,845
Short-term investments	343,017			391,033			53,827
Accounts receivable, net	770,919			737,789			120,974
Amounts due from related parties	259,863	[1]		383,594	[1]		40,778
Prepayments and other current assets	172,877			365,109			27,128
Total current assets	1,862,509			2,472,316			292,268
Non-current assets:
Property and equipment, net	12,861			17,213			2,018
Accounts receivables, non-current				54,639
Long-term investments	1,416			82,889			222
Right-of-use assets	26,342			50,319			4,134
Intangible assets	165,270			83,123			25,935
Other non-current assets	4,809			148,091			753
Total non-current assets	217,966			443,542			34,203
Total assets	2,080,475			2,915,858			326,471
Current liabilities
Short-term borrowings	20,000			70,000			3,138
Accounts payable	313,768			448,981			49,237
Amount due to related parties	6,928	[2],[3]		9,427	[2],[3]		1,087
Registered users' loyalty payable	61,700			72,627			9,681
Advance from customers and deferred revenue	122,597			140,776			19,238
Salary and welfare payable	65,987			149,704			10,353
Tax payable	43,879			97,144			6,886
Lease liabilities, current	11,897			20,760			1,867
Accrued liabilities related to users' loyalty programs	99,400			100,088			15,592
Accrued liabilities and other current liabilities	1,334,603			763,433			209,428
Total current liabilities	3,263,673			1,885,990			512,140
Non-current liabilities:
Lease liabilities, non-current	15,985			23,756			2,508
Total liabilities	3,297,813			3,107,695			$ 517,497
Revenues [Abstract]
Total revenues	4,339,603		$ 680,978	5,285,195		5,570,081
Cost of Revenue [Abstract]
Cost of revenues	(1,068,340)		(167,646)	(1,643,365)		(1,598,220)
Gross Profit	3,167,977		497,125	3,610,779		3,929,449
Operating expenses:
Operating Expenses	4,467,298		701,016	4,722,247		6,682,973
Other operating income/(expense)	106,098		16,648	79,299		30,292
Loss from Operations	(1,193,223)		(187,243)	(1,032,169)		(2,723,232)
Non-operating income/(expense)	27,637		4,337	(7,310)		9,050
Loss before income tax expense	(1,233,931)		(193,631)	(1,106,174)		(2,684,425)
Income tax benefits/expense	3,050		479	(1,008)		4,843
Equity in loss of affiliate companies	(3,195)		(501)
Net loss	(1,240,200)		(194,611)	(1,105,166)		(2,689,268)
Net Cash Provided by (Used in) Operating Activities [Abstract]
Net lossNet cash provided by/(used in) operating activities	(279,100)		(43,801)	(863,774)		(2,367,295)
Cash flows from investing activities:
Net cash provided by/(used in) investing activities	75,521		11,850	782,545		(1,224,152)
Cash flows from financing activities:
Net cash provided by/ (used in) financing activities	(66,094)		$ (10,371)	307,746		1,768,001
VIEs and its subsidiaries
Current assets:
Cash and cash equivalents	19,783			12,084
Restricted cash	13,160			64,316
Short-term investments	33,600			98,350
Accounts receivable, net	770,797			737,789
Amount due from subsidiaries of the Company	937,831			1,173,053
Amounts due from related parties	259,863			368,465
Prepayments and other current assets	114,317			330,887
Total current assets	2,149,351			2,784,944
Non-current assets:
Property and equipment, net	12,828			16,961
Accounts receivables, non-current				54,639
Long-term investments	1,416			8,000
Right-of-use assets	26,120			48,109
Intangible assets	99,582			7,821
Other non-current assets	2,164			143,825
Total non-current assets	142,110			279,355
Total assets	2,291,461			3,064,299
Current liabilities
Short-term borrowings				50,000
Accounts payable	255,182			399,858
Amount due to subsidiaries of the Company	5,505,444			5,426,801
Amount due to related parties	1,495			4,295
Registered users' loyalty payable	55,392			66,180
Advance from customers and deferred revenue	122,594			140,776
Salary and welfare payable	42,237			115,307
Tax payable	15,288			98,797
Lease liabilities, current	11,675							$ 20,030
Accrued liabilities related to users' loyalty programs	99,360			100,088
Accrued liabilities and other current liabilities	1,299,057			607,456
Total current liabilities	7,407,724			7,029,588
Non-current liabilities:
Lease liabilities, non-current	15,985			23,534
Total liabilities	7,423,709			7,053,122
Revenues [Abstract]
Total revenues	4,524,686			5,238,682		5,627,373
Cost of Revenue [Abstract]
Cost of revenues	(886,660)			(1,491,678)		(1,551,280)
Gross Profit	3,638,026			3,792,004		4,076,093
Operating expenses:
Operating Expenses	(5,019,250)			(4,902,930)		(6,561,213)
Other operating income/(expense)	18,659			22,999		11,081
Loss from Operations	(1,362,565)			(1,087,927)		(2,474,039)
Non-operating income/(expense)	22,282			(8,281)		9,787
Loss before income tax expense	(1,340,283)			(1,096,208)		(2,464,252)
Income tax benefits/expense	(131)			0		(4,811)
Equity in loss of affiliate companies	(3,195)			0		0
Net loss	(1,343,609)			(1,096,208)		(2,469,063)
Net Cash Provided by (Used in) Operating Activities [Abstract]
Net cash provided by/(used in) transactions with external parties	377,189			(93,497)		(2,850,164)
Net revenuesNet cash provided by/(used in) transactions with intra-Group entities	(568,164)			(297,510)		67,419
Net lossNet cash provided by/(used in) operating activities	(190,975)			(391,007)		(2,782,745)
Cash flows from investing activities:
Net cash provided by/(used in) transactions with external parties	63,047			(80,506)		(60,546)
Net cash provided by/(used in) transactions with intra-Group entities	0			0		0
Net cash provided by/(used in) investing activities	63,047			(80,506)		(60,546)
Cash flows from financing activities:
Net cash provided by/(used in) transactions with external parties	(53,044)			50,000		0
Cash provided by capital contribution from intra-Group entities	0			0		0
Cash provided by borrowings from intra-Group entities	137,515			462,233		2,859,506
Net cash provided by/ (used in) financing activities	84,471			512,233		2,859,506
VIEs and its subsidiaries | Third Party Revenues [Member]
Revenues [Abstract]
Total revenues	4,336,388			5,238,682		5,559,954
Cost of Revenue [Abstract]
Cost of revenues	(867,701)			(1,476,216)		(1,515,632)
Operating expenses:
Operating Expenses	(4,067,548)			(4,357,603)		(6,561,213)
VIEs and its subsidiaries | Intra Group revenues [Member]
Revenues [Abstract]
Total revenues	188,298			0		67,419
Cost of Revenue [Abstract]
Cost of revenues	(18,959)			(15,462)		(35,648)
Operating expenses:
Operating Expenses	¥ (951,702)			¥ (545,327)		¥ 0

[1]	For the year ended December 31, 2019, 2020 and 2021, the service fee of RMB473.2 million, RMB250.9 million and RMB39.8 million charged to related parties represents advertising and marketing services provided to companies under the common control of the founder, to help promote these companies’ online applications, which were developed in late 2018. As of December 31, 2020 and 2021, the amounts due from related parties that pertains to accounts receivable from related party revenues generated was RMB368.5 million and RMB246.5 million respectively. Out of the accounts receivable from related parties of RMB259.9 million as of December 31, 2021, a total of RMB204.0 million of the balance is overdue. A majority amount of RMB185.9 million of the overdue balance was collected as of this report date. Although the overdue receivables were settled after the due date, and the settlement of the remaining receivables may still be after the due date, as these companies are under the common control of the founder and they have demonstrated an ability to continuously pay off their balances, the Company did not view this delay in payment as a sign of collectability risk. For the revenue recognized in 2021, payments have not been received as the balances as of December 31, 2021 are still within the nine to twelve months payment terms and expect to be settled within the payment terms. As of December 31, 2020, in addition to accounts receivable from revenues generated there was also RMB15.1 million which was a fee that the Company prepaid to a related party to place advertisements on behalf of their customers on the related party platform. The balances are settled and recorded as cost of revenues as the advertisement services are provided, and the prepayment was fully utilized during 2021.
[2]	In 2019 the Group entered into CPM (cost per impression) arrangements with media platforms under the common control of the founder for the Group’s customer’s advertisement placement. The total service fee charged from related parties amounted to RMB35.6 million, RMB29.2 million and RMB103.3 million for the years ended December 31, 2019, 2021 and 2021, respectively.
[3]	In July 2019, the Company invested RMB3.0 million in a game developing company which the founder’s controlled entity has significant influence in. The investment was measured using the measurement alternative recorded at cost less any impairment since it does not have a readily determinable fair value. The investment was fully impaired as of December 31, 2021 (Note 6). In 2019 the Group entered into a game cooperation agreement with this company and the Group is the principal in the arrangement. The total service fee represents the amount paid to this company in relation to the arrangement.